Use of Judgments and Estimates - Additional Information (Detail) - EUR (€)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Feb. 28, 2025	Aug. 31, 2024
Disclosure of Use of Estimates and Judgments [Line Items]
Impairment of goodwill	€ 0	€ 2,349,000
Par value per share	€ 0.25		€ 0.37	€ 1.24